23. Other Liabilities and Other Deferred Income	12 Months Ended
Dec. 31, 2018
Other Liabilities And Other Deferred Income
Other Liabilities and Other Deferred Income

Note 23 — Other Liabilities and Other Deferred Income

Details of other liabilities and other deferred income at December 31 are as follows:

	2018	2017	2016
Other deferred income	$290,786	$306,055	$301,800
Other liabilities	2,049	2,797	–
Total other liabilities and other deferred income	$292,835	$308,852	$301,800

Other deferred income consists of rental income and condominium expenses reimbursement invoiced to certain tenants immediately before the actual leasing period (prepayment from tenants). Other liabilities consist of certain interest and condominium expenses.